Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ (1,868,852)	R$ (3,090,678)	R$ 517,314
Adjustments for:
Depreciation and amortization		1,834,232	1,777,703	1,715,863
Depreciation and depletion of biological assets		1,390,550	1,214,002	1,030,491
Result on disposal of property, plant and equipments and intangible		(63,229)	3,985	(141,211)
Write-down of inventories to net realizable value		(96,094)	56,337	128,680
Provision for tax, civil and labor risks		271,063	341,038	116,144
Income from investments under the equity method		3,264	(1,076)
Financial results, net		2,820,850	2,668,755	3,044,575
Tax recoveries and gains in tax lawsuits		(173,404)	(39,547)	(108,785)
Deferred income tax		(244,172)	208,060	(807,744)
Employee profit sharing		173,064	(10,190)	170,425
Gratuities for the employees		108,803
Other provisions	[1]	(172,117)	554,460	2,793
Cash flow provided by operating activities before working capital		3,983,958	3,682,849	5,668,545
Changes in assets and liabilities:
Trade accounts and notes receivables		(606,550)	(144,597)	386,889
Inventories		1,961,810	712,913	(2,878,507)
Biological assets - current		385,027	(296,934)	(815,699)
Trade accounts payable		(3,295,127)	(1,366,667)	2,210,960
Cash generated by operating activities		2,429,118	2,587,564	4,572,188
Redemptions (investments) in securities at FVTPL	[2]	18,768	4,093	30,012
Interest received		455,827	281,989	106,388
Dividends and interest on shareholders' equity received		(851)
Payment of tax, civil and labor provisions		(397,872)	(292,385)	(399,252)
Derivative financial instruments		(237,773)	(1,191,475)	266,491
Other operating assets and liabilities		1,672,180	486,598	(652,191)
Net cash provided by operating activities		3,939,397	1,876,384	3,923,636
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption (additions) on investments in securities at amortized cost		(60,711)	1,111	162,052
Redemption (additions) on investments in securities at FVTOCI	[3]			73,193
Redemption of restricted cash		12,851	(2,074)	400
Additions to property, plant and equipment		(791,817)	(1,452,733)	(1,555,426)
Additions to biological assets - non-current		(1,457,174)	(1,387,669)	(1,239,746)
Proceeds from disposals of property, plant, equipments and investment		167,704	62,545	58,836
Additions to intangible assets		(167,601)	(228,734)	(179,632)
Business combination, net of cash			(158,348)	(985,639)
Sale of participation in subsidiaries with loss of control				132,951
Capital increase in affiliates		(768)	(92,885)	1,770
Capital increase in subsidiaries		183,672
Net cash used in investing activities		(2,113,844)	(3,258,787)	(3,531,241)
Net cash used in investing activities from discontinued operations				(17,550)
Net cash used in investing activities		(2,113,844)	(3,258,787)	(3,548,791)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt issuance		3,836,483	3,392,613	2,990,782
Repayment of debt		(6,889,936)	(3,984,422)	(1,395,347)
Payment of interest		(1,679,825)	(1,518,301)	(1,193,367)
Payment of interest derivatives - fair value hedge		(699,345)	(252,662)	(2,975)
Capital increase through issuance of shares		5,313,241	5,275,444
Treasury shares acquisition				(27,721)
Acquisition of non-controlling interests			(7,288)	(238,421)
Payment of lease liabilities		(742,455)	(649,846)	(705,427)
Net cash provided (used in) by financing activities		(861,837)	2,255,538	(572,476)
Effect of exchange rate variation on cash and cash equivalents		170,019	(271,026)	149,826
Net increase (decrease) in cash and cash equivalents		1,133,735	602,109	(47,805)
Balance at the beginning of the year		8,130,929	7,528,820	7,576,625
Balance at the end of the year		R$ 9,264,664	R$ 8,130,929	R$ 7,528,820

[1]	In 2022 includes the amount of R$583,977 relating to the Leniency Agreement (note 1.2) and R$4,797 related to other expenses related to investigations.
[2]	FVTPL: Fair Value Through Profit and Loss.
[3]	FVTOCI: Fair Value Through Other Comprehensive Income.